Supplemental guarantor financial information (Schedule of maturities of debt financings) (Details) - Unsecured - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt	$ 16,937,603	$ 17,187,314
AGAT/AICDC Notes
Debt Instrument [Line Items]
2019 - remaining	0
2020	1,500,000
2021	2,600,000
2022	2,100,000
2023	1,200,000
Thereafter	4,350,000
Debt	$ 11,750,000	$ 10,749,864